Financial instruments - Disclosure of maturity analysis for derivative and non-derivative financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,432,835	$ 2,008,562
Derivative financial liabilities, undiscounted cash flows	0	6,505
Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	2,144,966	1,788,499
Derivative financial liabilities	0	2,987
Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	438,551	371,629
Derivative financial liabilities, undiscounted cash flows	0	2,397
Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,780,150	1,527,684
Derivative financial liabilities, undiscounted cash flows	0	4,108
More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	214,134	109,249
Derivative financial liabilities, undiscounted cash flows	0	0
Bank loans and other notes
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,141,133	1,667,567
Bank loans and other notes | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	1,869,593	1,469,068
Bank loans and other notes | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	248,220	145,175
Bank loans and other notes | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,678,834	1,413,221
Bank loans and other notes | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	214,078	109,172
Other borrowings
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	136,987	223,550
Other borrowings | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	122,061	204,061
Other borrowings | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	51,349	126,672
Other borrowings | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	85,638	96,878
Other borrowings | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Lease liabilities
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,756	41,125
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	40,352	39,051
Lease liabilities | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	26,022	23,464
Lease liabilities | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,678	17,585
Lease liabilities | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	56	77
Current trade and other payables
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	112,960	76,319
Current trade and other payables | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	112,960	76,319
Current trade and other payables | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	112,960	76,319
Current trade and other payables | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Current trade and other payables | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Interest rate swaps
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	6,505
Interest rate swaps | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities	0	2,987
Interest rate swaps | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	2,397
Interest rate swaps | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	4,108
Interest rate swaps | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward exchange contracts
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward exchange contracts | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities	0	0
Forward exchange contracts | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward exchange contracts | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward exchange contracts | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0